Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income	$ 2,651	$ 2,612
Items not requiring (providing) cash
Depreciation and amortization	960	981
Amortization of intangible asset	119	119
Provision for loan losses	888	1,241
Provision for losses on foreclosed real estate	98	240
Amortization of premiums and discounts on securities-net	3	(21)
Gain on sale of available-for-sale securities	(27)	0
Amortization of mortgage servicing rights	15	24
Deferred income taxes	120	(327)
Originations of loans held for sale	(1,530)	(2,304)
Proceeds from sale of loans held for sale	1,560	2,362
Net gains on sales of loans	(30)	(58)
Amortization of ESOP	191	165
Expense related to share-based compensation plans	163	198
(Gain) loss on sale of real estate and other repossessed assets	(26)	13
Changes in
Bank-owned life insurance	(236)	523
Accrued interest receivable	193	54
Other assets	(937)	943
Interest payable and other liabilities	7	405
Net cash provided by operating activities	4,182	7,170
Investing Activities
Purchases of available-for-sale securities	(9,300)	(18,000)
Proceeds from maturities of available-for-sale securities	16,677	25,127
Securities held to maturity:
Proceeds from maturities of held-to-maturity securities	505	1,834
Proceeds from sale of available-for-sale securities	562	0
Net change in loans	(7,343)	(14,846)
Mandatory redemption of Federal Home Loan Bank Stock	600	0
Purchases of premises and equipment	(309)	(1,318)
Proceeds from sales of foreclosed assets	730	185
Net cash provided by (used in) investing activities	2,122	(7,018)
Financing Activities
Net increase (decrease) in deposits	12,040	(39,776)
Repayments of Federal home Loan Bank advances	(272)	(5,449)
Net change in short term borrowings	(648)	(4,935)
Cash dividends paid	(1,773)	(1,556)
Treasury stock -net	39	(70)
Net cash provided by (used in) financing activities	9,386	(51,786)
Increase (decrease) in Cash and Cash Equivalents	15,690	(51,634)
Cash and Cash Equivalents, Beginning of Year	23,474	75,108
Cash and Cash Equivalents, End of Year	39,164	23,474
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	2,476	3,082
Federal income taxes paid	1,280	613
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	261	830
Vesting of restricted stock	203	0
Unrealized gain (losses) on securities designated as available for sale, net of related tax effects	$ 476	$ (765)